Schedule of Investments (unaudited) April 30, 2020	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
GUD Holdings Ltd.	2,552	$15,338

Belgium — 1.1%
Solvay SA	1,507	117,590
Umicore SA	3,971	171,411

		289,001

Canada — 1.0%
Linamar Corp.	1,001	24,100
Magna International Inc.	6,017	234,971
Martinrea International Inc.	1,881	11,389

		270,460

China — 0.6%
BYD Co. Ltd., Class H	17,500	107,538
NIO Inc., ADR(a)(b)	15,257	52,027

		159,565

France — 4.4%
Cie. Plastic Omnium SA	1,210	23,008
Faurecia SE	1,496	54,171
Schneider Electric SE	10,824	989,462
Valeo SA	4,455	103,300

		1,169,941

Germany — 9.8%
Bayerische Motoren Werke AG	6,765	400,494
Continental AG	2,277	192,537
Daimler AG, Registered	18,480	638,304
Hella GmbH & Co. KGaA	957	35,429
Infineon Technologies AG	25,696	477,055
Siemens AG, Registered	9,009	835,585
Stabilus SA	495	21,177

		2,600,581

Hong Kong — 0.0%
Johnson Electric Holdings Ltd.	6,000	9,898

Japan — 11.5%
Aisin Seiki Co. Ltd.	2,500	72,825
Alps Alpine Co. Ltd.	4,400	46,207
Denso Corp.	8,800	313,701
FCC Co. Ltd.	1,100	15,882
Futaba Industrial Co. Ltd.	1,100	5,298
GS Yuasa Corp.	1,200	17,338
Harmonic Drive Systems Inc.	1,100	51,742
Honda Motor Co. Ltd.	29,700	725,037
Keihin Corp.	1,200	28,694
Koito Manufacturing Co. Ltd.	1,800	68,845
Musashi Seimitsu Industry Co. Ltd.	1,200	9,864
NGK Spark Plug Co. Ltd.	3,300	50,055
Nissan Motor Co. Ltd.	46,200	159,768
Panasonic Corp.	42,900	331,694
Stanley Electric Co. Ltd.	2,200	50,919
Tokai Rika Co. Ltd.	1,200	15,542
Toyoda Gosei Co. Ltd.	1,200	22,601
Toyota Boshoku Corp.	1,200	15,104
Toyota Motor Corp.	16,000	997,391
TS Tech Co. Ltd.	1,200	32,700

		3,031,207

Netherlands — 3.0%
NXP Semiconductors NV	5,753	572,826

Security	Shares	Value

Netherlands (continued)
TomTom NV	1,441	$11,364
Yandex NV, Class A(a)	5,786	218,595

		802,785

South Korea — 8.5%
Hanon Systems	4,092	30,662
Hyundai Mobis Co. Ltd.	1,309	184,782
Hyundai Motor Co.	2,915	223,927
Hyundai Wia Corp.	374	10,083
Iljin Materials Co. Ltd.	444	14,521
LG Chem Ltd.	946	292,313
Samsung Electro-Mechanics Co. Ltd.	1,155	107,590
Samsung Electronics Co. Ltd.	27,445	1,126,226
Samsung SDI Co. Ltd.	1,067	250,451

		2,240,555

Spain — 0.1%
Cie. Automotive SA	1,386	24,274

Sweden — 1.6%
Volvo AB, Class B	32,021	413,573

Switzerland — 2.8%
ABB Ltd., Registered	39,028	741,012
Autoneum Holding AG(a)	72	6,345

		747,357

Taiwan — 0.1%
Himax Technologies Inc., ADR(a)	3,795	13,624
International CSRC Investment Holdings Co.	25,430	18,044

		31,668

United Kingdom — 1.4%
Aptiv PLC	5,225	363,399

United States — 51.4%
Adient PLC(a)	1,892	28,342
Albemarle Corp.	2,200	135,146
Alphabet Inc., Class A(a)	870	1,171,629
Ambarella Inc.(a)	627	32,968
Analog Devices Inc.	7,601	833,070
Apple Inc.	4,290	1,260,402
Autoliv Inc.	1,815	108,936
BorgWarner Inc.	4,191	119,737
Cooper-Standard Holdings Inc.(a)	308	3,958
CTS Corp.	649	15,031
Dana Inc.	2,871	33,016
Ford Motor Co.	81,114	412,870
Garmin Ltd.	2,937	238,367
Garrett Motion Inc.(a)	1,639	8,933
General Motors Co.	27,489	612,730
Gentex Corp.	5,302	128,520
Gentherm Inc.(a)	715	26,770
II-VI Inc.(a)	1,815	62,472
Intel Corp.	20,482	1,228,510
Johnson Controls International PLC	16,005	465,906
Lear Corp.	1,232	120,305
Livent Corp.(a)	3,212	19,914
Lydall Inc.(a)	407	4,558
Marvell Technology Group Ltd.	13,750	367,675
Maxim Integrated Products Inc.	5,533	304,204
Methode Electronics Inc.	737	22,125
Motorcar Parts of America Inc.(a)	385	5,479
NVIDIA Corp.	5,478	1,601,110

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ON Semiconductor Corp.(a)	8,371	$134,313
Qorvo Inc.(a)	2,376	232,919
QUALCOMM Inc.	13,871	1,091,232
Standard Motor Products Inc.	440	17,904
Stoneridge Inc.(a)(b)	550	11,016
Tenneco Inc., Class A	1,133	5,880
Tesla Inc.(a)	2,772	2,167,371
Veoneer Inc.(a)	2,255	22,054
Vishay Intertechnology Inc.	2,662	44,163
Vishay Precision Group Inc.(a)	231	5,341
Visteon Corp.(a)	561	33,828
Xilinx Inc.	5,203	454,742

		13,593,446

Total Common Stocks — 97.4% (Cost: $26,775,866)		25,763,048

Preferred Stocks

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	2,365	56,157

Germany — 2.1%
Schaeffler AG, Preference Shares, NVS	3,641	24,825
Volkswagen AG, Preference Shares, NVS	3,828	537,602

		562,427

Total Preferred Stocks — 2.3% (Cost: $773,469)		618,584

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	67,583	$67,657

Total Short-Term Investments — 0.2% (Cost: $67,557)		67,657

Total Investments in Securities — 99.9% (Cost: $27,616,892)		26,449,289

Other Assets, Less Liabilities — 0.1%		13,365

Net Assets — 100.0%		$26,462,654

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	07/31/19	Net Activity	04/30/20	04/30/20	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	67,583	67,583	$67,657	$9,637	(b)	$93		$100
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	(24,000)	—	—	247		—		—

				$67,657	$9,884		$93		$100

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Self-Driving EV and Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$25,624,435	$138,613	$—	$25,763,048
Preferred Stocks	618,584	—	—	618,584
Money Market Funds	67,657	—	—	67,657

	$26,310,676	$138,613	$—	$26,449,289

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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